INTANGIBLES - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost	$ 301	$ 301
Accumulated Amortization	(110)	(49)
Net	191	252
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Cost	301	301
Accumulated Amortization	(110)	(49)
Net	$ 191	$ 252